Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Statutory Requirements
Schedule of maximum dividend capacity available

December 31,
2022
Allied World	1,167.5
Odyssey Group	767.2
Northbridge(1)	422.2
Crum & Forster	204.6
Zenith National	91.4
2,652.9
(1)	Subject to prior regulatory approval.